Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Money Market Funds
Entity Central Index Key	0000888129
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000072955
Shareholder Report [Line Items]
Fund Name	The Gabelli U.S. Treasury Money Market Fund
Class Name	Class C
Trading Symbol	GBCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GBCXX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBCXX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class C	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 5,787,162,899
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,232,734
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$5,787,162,899
# of Portfolio Holdings	37
Management Fees	$2,232,734

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBCXX/
C000002897
Shareholder Report [Line Items]
Fund Name	The Gabelli U.S. Treasury Money Market Fund
Class Name	Class I
Trading Symbol	GABXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABXX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABXX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class I	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 5,787,162,899
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,232,734
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$5,787,162,899
# of Portfolio Holdings	37
Management Fees	$2,232,734

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABXX/
C000072954
Shareholder Report [Line Items]
Fund Name	The Gabelli U.S. Treasury Money Market Fund
Class Name	Class A
Trading Symbol	GBAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GBAXX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBAXX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class A	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 5,787,162,899
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,232,734
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$5,787,162,899
# of Portfolio Holdings	37
Management Fees	$2,232,734

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBAXX/